Filed pursuant to Rule 497(e)
                                                              File No. 333-31359


                         NEW PROVIDENCE INVESTMENT TRUST

________________________________________________________________________________

                                   WISDOM FUND

                           INSTITUTIONAL CLASS SHARES
________________________________________________________________________________

                                   SUPPLEMENT
                                Dated May 1, 2002

This Supplement to the Prospectus and Statement of Additional Information ("SAI"), each dated September 28, 2001, for the Institutional Class Shares of the Wisdom Fund ("Fund"), a series of the New Providence Investment Trust, is being updated to include revised information as described below. For further information, please contact the Fund toll-free at 1-877-352-0020. You may also obtain additional copies of the Prospectus and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

o The third paragraph under the heading "Management of the Fund" on page 8 of the Prospectus is replaced as follows:

       C.  Douglas  Davenport,   J.D.,   President  of  the  Adviser,  is
       responsible for the day-to-day management of the Fund including the selection of investments on behalf of the Fund. Mr. Davenport has been involved with the Adviser since its inception in 1998. Previously, Mr. Davenport served as a stockbroker and held advisory positions with various investment company service providers.

o The second paragraph under the heading "Management and Other Service Providers - Investment Adviser" on page 13 of the SAI is replaced as follows:

       The Adviser manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trust's Trustees. The Adviser is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio manager for the Fund is C. Douglas Davenport, J.D. The Trust, the Adviser, and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund. The Adviser's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any Fund advised by the Adviser. In that regard, portfolio managers and other investment personnel of the Adviser must report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics. Portfolio managers and other investment personnel who comply with the Code of Ethics' procedures may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.



          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------

                                                   Filed pursuant to Rule 497(e)
                                                              File No. 333-31359


                         NEW PROVIDENCE INVESTMENT TRUST

________________________________________________________________________________

                                   WISDOM FUND

                                 CLASS B SHARES
                                 CLASS C SHARES
                              INVESTOR CLASS SHARES
________________________________________________________________________________

                                   SUPPLEMENT
                                Dated May 1, 2002

This Supplement to the Prospectus and Statement of Additional Information ("SAI"), each dated September 28, 2001, for the Class B Shares, Class C Shares, and Investor Class Shares of the Wisdom Fund ("Fund"), a series of the New Providence Investment Trust, is being updated to include revised information as described below. For further information, please contact the Fund toll-free at 1-877-352-0020. You may also obtain additional copies of the Prospectus and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

o The third paragraph under the heading "Management of the Fund" on page 7 of the Prospectus is replaced as follows:

       C.  Douglas  Davenport,   J.D.,   President  of  the  Adviser,  is
       responsible for the day-to-day management of the Fund including the selection of investments on behalf of the Fund. Mr. Davenport has been involved with the Adviser since its inception in 1998. Previously, Mr. Davenport served as a stockbroker and held advisory positions with various investment company service providers.

o The second paragraph under the heading "Management and Other Service Providers - Investment Adviser" on page 13 of the SAI is replaced as follows:

       The Adviser manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trust's Trustees. The Adviser is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio manager for the Fund is C. Douglas Davenport, J.D. The Trust, the Adviser, and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund. The Adviser's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any Fund advised by the Adviser. In that regard, portfolio managers and other investment personnel of the Adviser must report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics. Portfolio managers and other investment personnel who comply with the Code of Ethics' procedures may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------